Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of transactions and balances with related parties

	2025	2024	2023
Directors' remuneration	1,058	1,420	1,803
-short-term employee benefits	758	920	1,538
-share-based payments	300	500	265
Other members of key management’s remuneration	1,870	1,455	1,867
-short-term employee benefits	1,617	885	802
-share-based payments	253	570	1,065
Total	2,928	2,875	3,670

	2025	2024	2023
Winchange Limited	—	51	—
Vistrex Limited	10	11	—
	10	62	—

	2025	2024	2023
Income from technical support services from Cubic Games Studio Ltd to Castcrown Ltd	—	—	2
Income from recharging of services from GDEV Inc. to Castcrown Ltd	66	—	—
	66	—	2

	2025	2024	2023
Castcrown Ltd	22	70	198
MX Capital Ltd	—	—	1,198
	22	70	1,396

	2025	2024	2023
Advertising services from Castcrown to GameGears Ltd	42	44	—
	42	44	—

	December 31,	December 31,
	2025	2024
Receivable from Vistrex Ltd in GameGears Ltd	1	13
Receivable from Vistrex Ltd in Winchange Ltd	7	7
Receivable from Castcrown Ltd in GDEV Inc.	48	—
	56	20

	December 31,	December 31,
	2025	2024
Loan to Castcrown Ltd - net (Note 17)	1,331	80
	1,331	80

	December 31, 2025	December 31, 2024
Payable to Castcrown Ltd from GameGears Ltd	—	(46)
	—	(46)